Income Tax Expense - Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	₩ 16,149
Unused tax credit carryforwards	2,252
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	2,002
Unused tax credit carryforwards	175
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	352
Unused tax credit carryforwards	202
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	2,134
Unused tax credit carryforwards	520
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	349
Unused tax credit carryforwards	402
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	221
Unused tax credit carryforwards	412
After 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	11,091
Unused tax credit carryforwards	₩ 541